Accounts Payable and Accrued Expenses - Accounts Payable (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES CURRENT [Abstract]
Trade payable	$ 28,726	$ 18,130
Rent payable	138	149
Professional fees payable	514	221
Total accounts payable	$ 29,378	$ 18,500